Financial Risk Management Objectives and Policies - Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	$ 49,595	$ 311,650
Financial Liabilities at FVTPL [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
On demand
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	19,238	16,975
On demand | Financial Liabilities at FVTPL [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Less than 1 year
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	30,357	294,675
Less than 1 year | Financial Liabilities at FVTPL [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
1 to 5 years
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
1 to 5 years | Financial Liabilities at FVTPL [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Over 5 years
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Over 5 years | Financial Liabilities at FVTPL [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Financial Liabilities at FVTPL [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total		290,368
Financial Liabilities at FVTPL [Member] | On demand
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Financial Liabilities at FVTPL [Member] | Less than 1 year
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total		290,368
Financial Liabilities at FVTPL [Member] | 1 to 5 years
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Financial Liabilities at FVTPL [Member] | Over 5 years
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Trade and Bills Payables [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	14,348	13,098
Trade and Bills Payables [Member] | On demand
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	14,348	13,098
Trade and Bills Payables [Member] | Less than 1 year
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Trade and Bills Payables [Member] | 1 to 5 years
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Trade and Bills Payables [Member] | Over 5 years
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Financial Liabilities Included in Other Payables and Accruals [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	4,890	3,877
Financial Liabilities Included in Other Payables and Accruals [Member] | On demand
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	4,890	3,877
Financial Liabilities Included in Other Payables and Accruals [Member] | Less than 1 year
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Financial Liabilities Included in Other Payables and Accruals [Member] | 1 to 5 years
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Financial Liabilities Included in Other Payables and Accruals [Member] | Over 5 years
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Interest-Bearing Bank Borrowings [Member]
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	30,357	4,307
Interest-Bearing Bank Borrowings [Member] | On demand
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Interest-Bearing Bank Borrowings [Member] | Less than 1 year
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total	30,357	4,307
Interest-Bearing Bank Borrowings [Member] | 1 to 5 years
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total
Interest-Bearing Bank Borrowings [Member] | Over 5 years
Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments [Line Items]
Total